Finance Costs	12 Months Ended
Mar. 31, 2025
Finance Costs [Abstract]
FINANCE COSTS

NOTE－5 FINANCE COSTS

Finance costs consisted of the following:

	Years ended March 31,
	2025	2024

Interest expense in relating to finance lease	$29,015	$29,370
Interest expense in relating to bank borrowing	5,687	6,460

	$34,702	$35,830